UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 29, 2018

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 29, 2018¤ (unaudited)

(Showing Percentage of Total Value of Investments)

	Face Amount (000)		Value (000)
Fixed Income Securities (94.2%)
Argentina (8.0%)
Corporate Bonds (4.4%)
Province of Santa Fe,
6.90%, 11/1/27 (a)		$1,180	$1,175
Provincia de Buenos Aires,
BADLAR + 3.83%, 26.74%, 5/31/22 (b)	ARS	18,762	945
Provincia de Cordoba,
7.45%, 9/1/24 (a)		$1,610	1,697
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	2,230		2,269
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 27.29%, 6/9/21 (b)	ARS	16,600	842
Provincia de Rio Negro,
7.75%, 12/7/25 (a)		$580	548
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)	1,880		1,876
YPF SA,
7.00%, 12/15/47 (a)	705		634
			9,986

Sovereign (3.6%)
Argentina Bonar Bonds,
BADLAR + 2.00%, 24.95%, 4/3/22 (b)	ARS	19,910	955
Argentine Republic Government International Bond,
6.88%, 1/26/27 – 1/11/48		$3,870	3,747
7.13%, 7/6/36	720		695
7.13%, 6/28/17 (a)(c)	970		896
7.50%, 4/22/26	730		781
Republic of Argentina,
2.50%, 12/31/38 (d)	1,750		1,166
			8,240
			18,226

Belarus (0.4%)
Sovereign (0.4%)
Republic of Belarus International Bond,
6.20%, 2/28/30 (a)	900		892

Brazil (6.2%)
Corporate Bonds (3.1%)
Minerva Luxembourg SA,
5.88%, 1/19/28 (a)	1,360		1,245
8.75%, 4/3/19 (a)(e)	1,290		1,346
Petrobras Global Finance BV,
6.00%, 1/27/28 (a)	2,200		2,181
6.13%, 1/17/22	644		689
Rumo Luxembourg Sarl,
7.38%, 2/9/24	1,070		1,148
Vrio Finco 1 LLC/Vrio Finco 2, Inc.,
6.25%, 4/4/23 (a)(f)	580		588
			7,197

Sovereign (3.1%)
Brazilian Government International Bond,
5.00%, 1/27/45	2,988	2,692
6.00%, 4/7/26	4,060	4,474
		7,166
		14,363

Chile (2.0%)
Corporate Bonds (1.5%)
Colbun SA,
4.50%, 7/10/24 (a)	1,372	1,409
Geopark Ltd.,
6.50%, 9/21/24 (a)	850	855
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	1,000	1,050
		3,314

Sovereign (0.5%)
Empresa Nacional del Petroleo,
4.75%, 12/6/21	1,102	1,135
		4,449

China (3.3%)
Sovereign (3.3%)
Sinopec Group Overseas Development 2013 Ltd.,
4.38%, 10/17/23	4,740	4,869
Three Gorges Finance I Cayman Islands Ltd.,
2.30%, 6/2/21 (a)	2,000	1,945
3.70%, 6/10/25 (a)	780	777
		7,591

Colombia (1.9%)
Sovereign (1.9%)
Colombia Government International Bond,
4.38%, 7/12/21	1,460	1,514
5.00%, 6/15/45	1,930	1,961
11.75%, 2/25/20	815	948
		4,423

Costa Rica (0.6%)
Sovereign (0.6%)
Costa Rica Government International Bond,
7.16%, 3/12/45 (c)	1,400	1,464

Croatia (0.9%)
Sovereign (0.9%)
Croatia Government International Bond,
5.50%, 4/4/23	1,950	2,095

Dominican Republic (1.1%)
Sovereign (1.1%)
Dominican Republic International Bond,
6.85%, 1/27/45 (a)	432	467

6.88%, 1/29/26 (a)	1,215	1,350
7.45%, 4/30/44 (a)	666	756
		2,573

Ecuador (1.5%)
Sovereign (1.5%)
Ecuador Government International Bond,
8.75%, 6/2/23 (a)	1,160	1,194
8.88%, 10/23/27 (a)	1,050	1,072
10.75%, 3/28/22 (a)	1,010	1,109
		3,375

Egypt (2.1%)
Sovereign (2.1%)
Egypt Government International Bond,
5.88%, 6/11/25	980	987
6.13%, 1/31/22 (a)	1,320	1,369
7.50%, 1/31/27 (a)	840	911
7.90%, 2/21/48 (a)	1,490	1,571
		4,838

El Salvador (0.7%)
Sovereign (0.7%)
El Salvador Government International Bond,
6.38%, 1/18/27	685	677
8.63%, 2/28/29 (a)(c)	760	874
		1,551

Gabon (0.4%)
Sovereign (0.4%)
Republic of Gabon,
6.95%, 6/16/25 (a)	880	895

Ghana (1.1%)
Sovereign (1.1%)
Ghana Government International Bond,
10.75%, 10/14/30	1,950	2,557

Guatemala (0.4%)
Sovereign (0.4%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	890	883

Honduras (1.1%)
Sovereign (1.1%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	1,360	1,444
8.75%, 12/16/20	1,030	1,142
		2,586

Hungary (1.3%)
Sovereign (1.3%)
Hungary Government International Bond,
7.63%, 3/29/41 (c)	1,970	2,849

India (0.3%)
Sovereign (0.3%)
Export-Import Bank of India,
3.38%, 8/5/26 (a)	800	755

Indonesia (9.1%)
Sovereign (9.1%)
Indonesia Government International Bond,
4.13%, 1/15/25	2,670	2,696
4.75%, 1/8/26 – 7/18/47(a)	2,140	2,199
5.13%, 1/15/45 (a)	1,530	1,596
5.88%, 1/15/24 (a)	1,200	1,323
5.88%, 1/15/24	4,360	4,808
5.95%, 1/8/46 (a)	1,360	1,580
7.75%, 1/17/38	2,079	2,819
Majapahit Holding BV,
7.75%, 1/20/20	729	784
Pertamina Persero PT,
4.30%, 5/20/23	1,100	1,111
6.45%, 5/30/44 (a)	1,720	1,949
		20,865

Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
6.75%, 3/9/23 (a)	890	905

Jamaica (1.6%)
Corporate Bond (0.4%)
Digicel Group Ltd.,
8.25%, 9/30/20	1,150	995

Sovereign (1.2%)
Jamaica Government International Bond,
7.63%, 7/9/25 (c)	380	444
7.88%, 7/28/45	870	1,038
8.00%, 3/15/39 (c)	1,010	1,211
		2,693
		3,688

Jordan (0.3%)
Sovereign (0.3%)
Jordan Government International Bond,
7.38%, 10/10/47 (a)	730	740

Kazakhstan (1.7%)
Sovereign (1.7%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	278	278
KazAgro National Management Holding JSC,
4.63%, 5/24/23 (a)	1,390	1,386
Kazakhstan Government International Bond,
5.13%, 7/21/25 (a)	2,100	2,279
		3,943

Kenya (0.3%)
Sovereign (0.3%)
Kenya Government International Bond,
8.25%, 2/28/48 (a)(c)		560	601

Mexico (13.9%)
Corporate Bonds (1.1%)
Alfa SAB de CV,
6.88%, 3/25/44		1,340	1,402
Mexichem SAB de CV,
5.50%, 1/15/48 (a)		1,180	1,102
			2,504

Sovereign (12.8%)
Banco Nacional de Comercio Exterior SNC,
3.80%, 8/11/26 (a)		2,250	2,213
Mexican Bonos, Series M
10.00%, 12/5/24	MXN	18,000	1,137
Mexico Government International Bond,
3.75%, 1/11/28	$1,410		1,365
4.15%, 3/28/27 (c)		3,409	3,451
4.35%, 1/15/47		1,110	1,017
4.60%, 1/23/46		2,080	1,981
6.05%, 1/11/40		898	1,016
Petroleos Mexicanos,
4.88%, 1/24/22		1,863	1,914
5.63%, 1/23/46		2,000	1,788
6.35%, 2/12/48 (a)		870	845
6.38%, 1/23/45		2,520	2,456
6.50%, 3/13/27 – 6/2/41		4,740	4,875
6.63%, 6/15/35 – 6/15/38		2,030	2,080
6.75%, 9/21/47		950	964
8.63%, 12/1/23		1,990	2,310
			29,412
			31,916

Mongolia (1.0%)
Sovereign (1.0%)
Mongolia Government International Bond,
8.75%, 3/9/24		1,350	1,520
8.75%, 3/9/24 (a)		640	720
			2,240

Nigeria (1.1%)
Sovereign (1.1%)
Nigeria Government International Bond,
6.38%, 7/12/23		530	559
6.50%, 11/28/27 (a)		870	883
7.14%, 2/23/30 (a)		1,020	1,061
			2,503

Panama (1.7%)
Sovereign (1.7%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)	1,530	1,639
Panama Government International Bond,
4.00%, 9/22/24	1,434	1,476
5.20%, 1/30/20 (c)	460	480
8.88%, 9/30/27	263	365
		3,960

Paraguay (1.3%)
Sovereign (1.3%)
Paraguay Government International Bond,
4.63%, 1/25/23 (a)	930	960
4.70%, 3/27/27 (a)	470	477
6.10%, 8/11/44 (a)	1,420	1,530
		2,967

Peru (2.5%)
Corporate Bond (0.4%)
Union Andina de Cementos SAA,
5.88%, 10/30/21 (a)	960	994

Sovereign (2.1%)
Corporación Financiera de Desarrollo SA,
5.25%, 7/15/29 (a)	978	993
Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)	491	482
Peruvian Government International Bond,
6.55%, 3/14/37	1,550	1,992
Petroleos del Peru SA,
4.75%, 6/19/32 (a)	1,440	1,407
		4,874
		5,868

Philippines (2.8%)
Sovereign (2.8%)
Philippine Government International Bond,
3.95%, 1/20/40	3,114	3,124
9.50%, 2/2/30	2,200	3,356
		6,480

Poland (1.3%)
Sovereign (1.3%)
Republic of Poland Government International Bond,
3.00%, 3/17/23	1,910	1,895
4.00%, 1/22/24	570	593
5.00%, 3/23/22	470	503
		2,991

Russia (7.7%)
Corporate Bond (0.9%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		2,030	2,003

Sovereign (6.8%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	139,800	2,449
Russian Foreign Bond - Eurobond,
4.50%, 4/4/22	$12,400		12,805
5.63%, 4/4/42		400	430
			15,684
			17,687

Senegal (0.5%)
Sovereign (0.5%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		1,140	1,126

South Africa (3.1%)
Sovereign (3.1%)
Eskom Holdings SOC Ltd.,
7.13%, 2/11/25		2,110	2,161
Republic of South Africa Government Bond,
9.00%, 1/31/40	ZAR	13,240	1,133
South Africa Government International Bond,
5.88%, 9/16/25	$3,570		3,811
			7,105

Turkey (4.3%)
Sovereign (4.3%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)(c)		2,100	2,138
Turkey Government International Bond,
3.25%, 3/23/23		3,100	2,882
4.88%, 4/16/43		1,800	1,458
5.63%, 3/30/21		2,350	2,435
6.88%, 3/17/36		1,000	1,042
			9,955

Ukraine (3.9%)
Sovereign (3.9%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		1,260	1,217
7.75%, 9/1/23 – 9/1/26		7,540	7,781
			8,998
Uruguay (0.5%)
Sovereign (0.5%)
Uruguay Government International Bond,
5.10%, 6/18/50		1,125	1,156

Venezuela (1.9%)
Sovereign (1.9%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (g)(h)	15,570	4,262
Total Fixed Income Securities (Cost $215,618)		216,321

	No. of Warrants

Warrants (0.1%)
Nigeria (0.1%)
Central Bank of Nigeria Bond, 0.00%, expires 11/15/20 (b)(i)	2,250	173
Venezuela (0.0%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, 0.00%, expires 4/15/20 (b)(i)	5,450	18
Total Warrants (Cost $—)		191

	Shares	Value (000)
Short-Term Investments (5.7%)
Securities held as Collateral on Loaned Securities (4.2%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j)	7,927,003	7,927

	Face Amount (000)
Repurchase Agreements (0.7%)
Barclays Capital, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $798; fully collateralized by a U.S. Government agency security; 4.00% due 1/1/48; valued at $814)	$798	798
HSBC Securities USA, Inc., (1.77%, dated 3/29/18, due 4/2/18; proceeds $665; fully collateralized by a U.S. Government obligation; 0.00% due 11/15/22; valued at $679)	665	665
Merrill Lynch & Co., Inc., (1.81%, dated 3/29/18, due 4/2/18; proceeds $200; fully collateralized by U.S. Government agency securities; 3.69% - 3.73% due 10/20/63 - 11/20/63; valued at $204)	200	200
		1,663
Total Securities held as Collateral on Loaned Securities (Cost $9,590)		9,590

Shares
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (j) (Cost $647)	646,880	647

	Face Amount (000)
Nigeria (1.2%)
Sovereign (1.2%)
Nigeria Treasury Bill,
22.45%, 8/16/18 (Cost $2,616)	NGN	1,018,000	2,682
Total Short-Term Investments (Cost $12,853)			12,919
Total Investments (100.0%) (Cost $228,471) Including $12,660 of Securities Loaned (k)(l)(m)			229,431
Liabilities in Excess of Other Assets			(7,591)
Net Assets			$221,840

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

¤	March 29, 2018 represents the last business day of the Fund’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of March 29, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 29, 2018, were approximately $12,660,000 and $12,900,000, respectively. The Fund received cash collateral of approximately $9,590,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $3,310,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

(d)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of March 29, 2018. Maturity date disclosed is the ultimate maturity date.
(e)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of March 29, 2018.

(f)	When-issued security.
(g)	Issuer in bankruptcy.
(h)	Non-income producing security; bond in default.
(i)	Security has been deemed illiquid at March 29, 2018.
(j)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 29, 2018, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(k)	Securities are available for collateral in connection with purchase of when-issued securities and an open foreign currency forward exchange contract.
(l)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 29, 2018, the Fund did not engage in any cross-trade transactions.

(m)

At March 29, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,274,000 and the aggregate gross unrealized depreciation is approximately $7,454,000, resulting in net unrealized appreciation of approximately $820,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at March 29, 2018:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
JPMorgan Chase Bank NA	NGN	904,000	$2,311	8/20/18	$(140)

ARS	—	Argentine Peso
MXN	—	Mexican Peso
NGN	—	Nigerian Naira
RUB	—	Russian Ruble
ZAR	—	South African Rand

Portfolio Composition*

Classification	Percentage of Total Investments
Sovereign	87.3%
Corporate Bonds	12.3
Other**	0.4
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of March 29, 2018.
**	Industries and/or investment types representing less than 5% of total investments.
***	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $140,000.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 29, 2018 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service/vendor. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 29, 2018:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$26,993	$—	$26,993
Sovereign	—	189,328	—	189,328
Total Fixed Income Securities	—	216,321	—	216,321
Warrants	—	191	—	191
Short-Term Investments
Investment Company	8,574	—	—	8,574
Repurchase Agreements	—	1,663	—	1,663
Sovereign	—	2,682	—	2,682
Total Short-Term Investments	8,574	4,345	—	12,919
Total Assets	8,574	220,857	—	229,431
Liabilities:
Foreign Currency Forward Exchange Contract	—	(140)	—	(140)
Total	$8,574	$220,717	$—	$229,291

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 29, 2018, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 17, 2018

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 17, 2018